SIGNIFICANT ACCOUNTING POLICIES - Schedule of Property, plant and equipment (Details)	12 Months Ended
Dec. 31, 2022
Leasehold Improvement | Minimum
SIGNIFICANT ACCOUNTING POLICIES
Depreciation rate	25.00%
Leasehold Improvement | Maximum
SIGNIFICANT ACCOUNTING POLICIES
Depreciation rate	33.00%
Machinery and Equipment | Minimum
SIGNIFICANT ACCOUNTING POLICIES
Depreciation rate	7.00%
Machinery and Equipment | Maximum
SIGNIFICANT ACCOUNTING POLICIES
Depreciation rate	14.00%
Computers
SIGNIFICANT ACCOUNTING POLICIES
Depreciation rate	33.30%
Furniture
SIGNIFICANT ACCOUNTING POLICIES
Depreciation rate	15.00%